Significant Accounting Policies and Recently Issued Accounting Standards - Intangible Assets Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2016
Franchise agreements, management contracts and other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Franchise agreements, management contracts and other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	20 years
Returns membership list [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	3 years
Leasehold interests - hotels, restaurants, office [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	2 years
Leasehold interests - hotels, restaurants, office [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful life	49 years